ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated September 11, 2015
 to the Prospectus dated April 27, 2015, as supplemented May 20, June 22, August 21, and August 25, 2015

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

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AZL® Morgan Stanley Mid Cap Growth Fund
The changes to the AZL Morgan Stanley Mid Cap Growth Fund previously described in the prospectus supplement dated June 22, 2015, are now expected be effective on or about November 23, 2015.

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